Income Taxes - Schedule of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2018 CNY (¥)	Feb. 28, 2018 USD ($)	Feb. 28, 2017 CNY (¥)	Feb. 29, 2016 CNY (¥)
Deferred income tax expense:
Total income tax expense	¥ 26,424	$ 4,176	¥ 19,804	¥ 4,841
Foreign Country | State Administration of Taxation, PRC
Current income tax expense:
PRC	29,458	4,655	20,334	5,329
Deferred income tax expense:
PRC	(3,034)	(479)	(530)	(488)
Total income tax expense	¥ 26,424	$ 4,176	¥ 19,804	¥ 4,841